Group Statement of Changes in Equity (Parenthetical) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	[1]	Dec. 31, 2021	Dec. 31, 2020
Decrease in equity	$ (56,341)	$ (52,741)		$ (57,113)	$ (52,426)
Adjustment for transition to new accounting pronouncements(a)
Decrease in equity				$ 17

[1]	Comparative information has been restated to reflect the adoption of narrow-scope amendments to IAS 12. Refer to page 166 for details.